Provision for Environmental Rehabilitation - Reconciliation of the Total Liability for Environmental Rehabilitation (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of changes in other provisions
Balance at beginning of year	R 545
Balance at end of year	261	R 545
Provision for environmental rehabilitation
Reconciliation of changes in other provisions
Balance at beginning of year	5,155	5,473
Change in estimate - Balance sheet	519	(531)
Change in estimate - Income Statement	133	3
Utilisation of provision	(92)	(117)
Time value of money and inflation component of rehabilitation costs	521	486
Translation	(138)	(159)
Balance at end of year	6,098	5,155
Provision for environmental rehabilitation | PNG operations
Reconciliation of changes in other provisions
Balance at beginning of year	1,446
Balance at end of year	R 1,570	R 1,446